Discontinued Operations (Details 1) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Discontinued Operations [Abstract]
Finance revenues	$ 25,490	$ 546,872	$ 735,357	$ 1,853,081
Interest expense-financial institution	(532)	(87,656)	(109,878)	(298,069)
Benefit (Provision) for credit losses		45,675	24,904	(59,325)
Net finance revenues	24,958	504,891	650,383	1,495,687
Operating expenses	(196,056)	(770,064)	(441,336)	(1,723,140)
Commissions on sale and other income	308,216		308,216
Gain on sale of discontinued assets			445,474
Net income (loss) from discontinued operations	$ 137,118	$ (265,173)	$ 962,737	$ (227,453)